SUPPLEMENTARY INFORMATION	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTARY INFORMATION	SUPPLEMENTARY INFORMATION

Sundry Income (Expense) - Net
In millions	2020	2019	2018
Non-operating pension and other post-employment benefit costs	$30	$72	$91
Interest income	12	56	40
Net gain on divestiture and sales of other assets and investments [1,2,3]	632	144	8
Foreign exchange (losses) gains, net [4]	(39)	(104)	(84)
Net loss on divestiture and changes in joint venture ownership	—	—	(41)
Miscellaneous income (expenses) - net [5]	32	(24)	77
Sundry income (expense) - net	$667	$144	$91
1.The year ended December 31, 2020 includes a net benefit of $396 million related to the TCS/HSC Disposal, including the settlement of a supply agreement dispute, within Corporate. Refer to Note 3 for further information.
2. The year ended December 31, 2020 includes income of $197 million related to the gain on sale of the Compound Semiconductor Solutions business unit within the Electronics & Industrial segment. Refer to Note 3 for further information.
3. The year ended December 31, 2020 includes income of $30 million related to milestone achievement of a prior year sale of assets within the Electronics & Industrial segment. The year ended December 31, 2019 includes income of $92 million, related to a sale of assets within the Electronics & Industrial segment and as well as a gain of $28 million related to the sale of the Sustainable Solutions business unit within Corporate.
4. Includes a $50 million foreign exchange loss for the year ended December 31, 2018 related to adjustments to EID's foreign currency exchange contracts as a result of U.S. tax reform.
5. Miscellaneous income and expenses - net, for the year ended December 31, 2020 includes $17 million related to income from a tax indemnification. The year ended December 31, 2019 includes a $48 million charge reflecting a reduction in gross proceeds from lower withholding taxes related to a prior year legal settlement and a $74 million charge related to tax indemnifications, primarily associated with an adjustment to a one-time transition tax liability required by the Tax Cuts and Jobs Act of 2017, which were recorded in accordance with the Amended and Restated DWDP Tax Matters Agreement. These charges were offset by various indemnification and lease income amounts. The year ended December 31, 2019 also includes $26 million related to licensing income within the Water & Protection segment. The miscellaneous income for the year ended 2018 primarily relates to legal settlements.

Cash, Cash Equivalents and Restricted Cash
At December 31, 2020, the Company had approximately $6.2 billion in net proceeds from the N&B Notes Offering recorded within non-current “Restricted cash” in the Consolidated Balance Sheets. See Note 3 for further discussion of the N&B Notes Offering.

From time to time, the Company is required to set aside funds for various activities that arise in the normal course of business. These funds typically have legal restrictions associated with them and are deposited in an escrow account or held in a separately identifiable account by the Company. EID entered into a trust agreement in 2013 (as amended and restated in 2017), establishing and requiring EID to fund a trust (the "Trust") for cash obligations under certain non-qualified benefit and deferred compensation plans upon a change in control event as defined in the Trust agreement. Under the Trust agreement, the consummation of the DWDP Merger was a change in control event. After the distribution of Corteva, the Trust assets related to Corteva employees were transferred to a new trust for Corteva (the "Corteva Trust"). As a result, the Trust currently held by DuPont relates to funding obligations to DuPont employees. At December 31, 2020, the Company had restricted cash of $17 million ($29 million at December 31, 2019) included in "Other current assets" in the Consolidated Balance Sheets which was completely attributed to the Trust.

Accrued and Other Current Liabilities
"Accrued and other current liabilities" in the Consolidated Balance Sheets were $1,084 million at December 31, 2020 and $1,110 million at December 31, 2019. No components of "Accrued and other current liabilities" were more than five percent of total current liabilities.